Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities

20 Fair Value of Financial Assets and Liabilities

The following table summarizes the estimated fair value and carrying amount of our financial instruments:

		December 31, 2015		December 31, 2014
	Fair value hierarchy(1)	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value

Assets:
Notes hedges	2	241	241	203	203
Other financial assets	2	47	47	44	44
Derivative instruments-assets	2	2	2	2	2

Liabilities:
Short-term debt	2	(22)	(22)	(12)	(12)
Short-term debt (bonds)	2	(534)	(535)	(8)	(8)
Long-term debt (bonds)	2	(7,669)	(7,723)	(3,003)	(3,079)
2019 Cash Convertible Senior Notes	2	(972)	(1,260)	(930)	(1,176)
Other long-term debt	2	(15)	(15)	(3)	(3)
Notes Embedded Conversion Derivative	2	(241)	(241)	(203)	(203)
Warrants	2	(168)	(168)	(136)	(136)
Derivative instruments-liabilities	2	(4)	(4)	(4)	(4)

(1)	Transfers between the levels of fair value hierarchy are recognized when a change in circumstances would require it.

The following methods and assumptions were used to estimate the fair value of financial instruments:

Other financial assets and derivatives

For other financial assets and derivatives the fair value is based upon significant other observable inputs depending on the nature of the other financial asset and derivative.

Notes hedges

The Notes hedges are measured at fair value using level 2 inputs. The instrument is not actively traded and is valued using an option pricing model that uses observable market data for all inputs, such as implied volatility of NXP’s common stock, risk-free interest rate and other factors.

Debt

The fair value is estimated on the basis of observable inputs other than quoted prices in active markets for identical liabilities for certain issues, or on the basis of discounted cash flow analyses. Accrued interest is included under accrued liabilities and not within the carrying amount or estimated fair value of debt.

Notes Embedded Conversion Derivative and Warrants

The Notes Embedded Conversion Derivative and Warrants are measured at fair value using level 2 inputs. These instruments are not actively traded and are valued using an option pricing model that uses observable market data for all inputs, such as implied volatility of NXP’s common stock, risk-free interest rate and other factors.

Assets and liabilities recorded at fair value on a non-recurring basis

We measure and record our non-marketable equity investments (non-marketable equity method and cost method investments) and non-financial assets, such as intangible assets and property, plant and equipment, at fair value when an impairment charge is required.